Borrowings - Schedule of Current and Non-Borrowings (Details) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.00%	6.00%	6.00%
Borrowings, maturity	2020	2020	2020
Senior Secured Notes 6.0%, due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.00%
Borrowings, maturity	2020